Label	Element	Value
Oakmark Fund | Oakmark Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Oakmark Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Oakmark Fund seeks long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None.
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	42.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies. The Fund generally invests in the securities of larger companies. The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks and indexes, when such use is desirable because of tax or other considerations. Use of options may assist the Fund in managing distributions.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-OAKMARK (625-6275)
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	Oakmark.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Investor Class Shares Total Returns for Years Ended December 31 (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 24.2%, during the quarter ended December 31, 2020
• Lowest quarterly return: -30.4%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	24.20%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(30.40%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2024
Oakmark Fund | Oakmark Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the Fund.
Oakmark Fund | Oakmark Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Oakmark Fund | Oakmark Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, geopolitical (including wars or acts of terrorism), regulatory, market, economic, sanctions, global health crises or pandemics, environmental, or other developments that may cause broad changes in market value, stability, and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events, such as global health crises or pandemics, and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.
Oakmark Fund | Oakmark Fund | Focused Portfolio Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.
Oakmark Fund | Oakmark Fund | Common Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.
Oakmark Fund | Oakmark Fund | Sector or Industry Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual sectors or industries may be more volatile, and may perform differently, than the broader market.
Oakmark Fund | Oakmark Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies.
Oakmark Fund | Oakmark Fund | Value Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.
Oakmark Fund | Oakmark Fund | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund's return. There can be no guarantee that the use of options will increase the Fund's return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.
Oakmark Fund | Oakmark Fund | Investor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.21%	[1]
Other expenses	oef_Component2OtherExpensesOverAssets	0.08%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,096
Oakmark Fund | Oakmark Fund | Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.00%
Other expenses	oef_Component2OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 871
Oakmark Fund | Oakmark Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.00%
Other expenses	oef_Component2OtherExpensesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 822
Oakmark Fund | Oakmark Fund | R6 Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.00%
Other expenses	oef_Component2OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 774
Oakmark Fund | Russell 1000 Value Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.49%
Oakmark Fund | S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%
Oakmark Fund | Investor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(3.95%)
Annual Return [Percent]	oef_AnnlRtrPct	18.35%
Annual Return [Percent]	oef_AnnlRtrPct	21.14%
Annual Return [Percent]	oef_AnnlRtrPct	(12.73%)
Annual Return [Percent]	oef_AnnlRtrPct	26.98%
Annual Return [Percent]	oef_AnnlRtrPct	12.90%
Annual Return [Percent]	oef_AnnlRtrPct	34.20%
Annual Return [Percent]	oef_AnnlRtrPct	(13.36%)
Annual Return [Percent]	oef_AnnlRtrPct	30.89%
Annual Return [Percent]	oef_AnnlRtrPct	16.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.77%
Oakmark Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.02%
Oakmark Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.71%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.50%
Oakmark Fund | Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.00%
Oakmark Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.00%
Oakmark Fund | R6 Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.00%

[1]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.